Vessels	12 Months Ended
Dec. 31, 2011
Vessels (Abstract)
Vessels
10.	Vessels:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2009	321,915	(41,993)	279,922
- Vessels acquired and delivered	169,359	-	169,359
- Vessels sold	(11,785)	8,368	(3,417)
- Depreciation for the year	-	(20,543)	(20,543)
Balance, December 31, 2010	479,489	(54,168)	425,321
- Vessels acquired and delivered	86,836	-	86,836
- Vessels sold	(20,641)	4,087	(16,554)
- Depreciation for the year	-	(21,163)	(21,163)
Balance, December 31, 2011	545,684	(71,244)	474,440

On January 11, 2011, the newly-constructed bunkering tanker, Kassos (ex-QHS-225), with a total cost of $13,498, became operational in the Company's service center in Gibraltar.

On March 2, 2011, the newly-constructed bunkering tanker, Ios (ex-3800-13), with a total cost of $12,158, became operational in the Company's service center in Fujairah.

On March 5, 2011, the Company sold the vessel Aegean VII to an unaffiliated third-party purchaser for an aggregate price of $400. The loss on sale of $20 was calculated as the sale price less the carrying value of the vessel of $206, related sales expenses of $10 and the carrying value of unamortized dry-docking costs of $204. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On April 27, 2011, the newly-constructed bunkering tanker, Tilos (ex-QHS-226), with a total cost of $13,174, became operational in the Company's service center in Singapore.

On May 10, 2011, the newly-constructed bunkering tanker, Anafi (ex-3800-14), with a total cost of $11,798, became operational in the Company's service center in Singapore.

On May 26, 2011, the newly-constructed bunkering tanker, Montana, with a total cost of $10,320, became operational in the Company's service center in Belgium.

On May 28, 2011, the Company sold the vessel Star Blender to an unaffiliated third-party purchaser for an aggregate price of $40. The loss on sale of $31 was calculated as the sale price less the carrying value of the vessel of $71. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On September 2, 2011, the Company sold the vessel Ouranos to an unaffiliated third-party purchaser for an aggregate price of $8,379. The loss on sale of $8,631 was calculated as the sale price less the carrying value of the vessel of $ 16,277, related sales expenses of $ 335 and the carrying value of unamortized dry-docking costs of $ 398. This loss is included under the loss on sale of vessels in the consolidated statements of income.

On October 1, 2011, the newly-constructed bunkering tanker, Halki (ex-QHS-227), with a total cost of $13,435, became operational in the Company's service center in Gibraltar.

On November 9, 2011, the newly-constructed bunkering tanker, Sikinos (ex-3800-15), with a total cost of $12,000, became operational in the Company's service center in Las Palmas.

On December 23, 2011, we acquired the 10% of the bunkering tanker Florida, for a consideration of $453, which became operational in the A.R.A region.

During the year ended December 31, 2010, the Company took deliveries of the following vessels:

Vessel Name	Date of operation	Year Built	Size (dwt)	Total cost capitalized
Andros	03/17/2010	2010	4,605	11,435
Dilos	07/22/2010	2010	4,593	11,914
Kefalonia	01/04/2010	2009	6,272	12,409
Paxoi	01/23/2010	2009	6,310	12,364
Zakynthos	03/18/2010	2010	6,303	12,289
Lefkas	04/24/2010	2010	6,321	12,279
Kythira	06/11/2010	2010	6,314	12,321
Nisyros	07/27/2010	2010	6,312	11,722
Karpathos	09/23/2010	2010	6,247	11,945
Leros	11/06/2010	2010	6,311	11,925
Aeolos	05/07/2010	1990	84,040	9,396
Mediterranean	02/28/2010	1982	19,894	17,180
Colorado	04/01/2010	2004	5,088	9,688
Vigo	04/01/2010	1971	1,319	538
Elbe	04/01/2010	1962	542	282
Ellen	04/01/2010	1971	1,439	471
Blender	04/01/2010	1963	736	235
Willem SR	04/01/2010	2006	3,180	740
Steidamm	04/01/2010	1972	1,634	875
Tapuit	04/01/2010	1971	2,500	336
Texas	04/01/2010	2003	4,165	9,015
				169,359

During the year ended December 31, 2011, the Company took deliveries of the following vessels:

Vessel Name	Date of operation	Year Built	Size (dwt)	Total cost capitalized
Kassos	01/11/2011	2010	6,256	13,498
Ios	03/02/2011	2010	4,620	12,158
Tilos	04/27/2011	2011	6,263	13,174
Anafi	05/10/2011	2011	4,584	11,798
Montana	05/26/2011	2011	4,319	10,320
Halki	10/01/2011	2011	6,256	13,435
Sikinos	11/09/2011	2011	4,595	12,000
Florida	11/15/2011	2011	1,533	453
				86,836

Cost of vessels at December 31, 2010 and 2011, includes $57,268 and $58,334, respectively, of amounts not included in the contract price of the vessels but which were material expenses incurred upon acquisition and are capitalized in accordance with the accounting policy discussed in Note 2.

As of December 31, 2011, all of the Company's operational vessels, except for the Vera, Hope, Aegean Star, Mediterranean, PT25, PT36, PT22 and the vessels Colorado, Vigo, Elbe, Ellen, Steindamm and Tapuit were mortgaged under the Company's various debt agreements.